Related Party Transactions (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Advances to Seitel Holdings, Inc.	$ 246,000	$ 4,000	$ 13,000	$ 755,000	$ 9,000
Repayment from Seitel Holdings, Inc.	0	0	0	50,000	0
Due from Seitel Holdings, Inc.	1,120,000		874,000	861,000
Seitel Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Advances to Seitel Holdings, Inc.			13,000	755,000	9,000
Repayment from Seitel Holdings, Inc.				50,000
Due from Seitel Holdings, Inc.			874,000	861,000
Wandoo Energy LLC [Member]
Related Party Transaction [Line Items]
Cost method investment, ownership percentage			20.00%
Proceeds from cash dividends			552,000	67,000	40,000
Proceeds from reimbursement					133,000
Texoz E&P, Inc. [Member]
Related Party Transaction [Line Items]
Proceeds from licensing agreement				$ 335,000